Off-Balance Sheet Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 430.3	$ 388.2
Variable rate product commitments (in hundredths)	79.00%	84.00%
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 6.5	$ 5.6
Off balance sheet instrument term	12 months